UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21587

                               Old Mutual Funds I
               (Exact name of registrant as specified in charter)
                                    --------


                       4643 South Ulster Street, Suite 600
                                Denver, CO 80237
                    (Address of principal executive offices)

                               Julian F. Sluyters
              4643 South Ulster Street, Suite 600, Denver, CO 80237
                     (Name and address of agent for service)

                                   Copies to:

         Jay G. Baris, Esq.                        Andra C. Ozols, Esq.
 Kramer Levin Naftalis & Frankel LLP             Old Mutual Capital, Inc.
     1177 Avenue of the Americas           4643 South Ulster Street, Suite 600
      New York, New York 10036                       Denver, CO 80237
           (212) 715-9100                             (720) 200-7725

                  Registrant's telephone number, including area code:
                                 1-888-772-2888

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008

Item 1.       Reports to Stockholders.

[OLD MUTUAL LOGO]
          Funds I










                               Old Mutual Funds I

                                   SEMI-ANNUAL
                                     REPORT



                                  June 30, 2008


Old Mutual VA Asset Allocation Conservative Portfolio

Old Mutual VA Asset Allocation Balanced Portfolio

Old Mutual VA Asset Allocation Moderate Growth Portfolio

TABLE OF CONTENTS

About This Report                                                 1

Message to Shareholders                                           2

Portfolio Summary and Schedules of Investments

   Old Mutual VA Asset Allocation Conservative Portfolio
      Initial Class (OVCIX), Service Class (OVCSX)                3

   Old Mutual VA Asset Allocation Balanced Portfolio
      Initial Class (OVBIX), Service Class (OVBSX)                5

   Old Mutual VA Asset Allocation Moderate Growth Portfolio
      Initial Class (OVMIX), Service Class (OVMSX)                7

Statements of Assets & Liabilities                                9

Statements of Operations                                         10

Statements of Changes in Net Assets                              11

Financial Highlights                                             12

Notes to Financial Statements                                    13

Proxy Voting and Portfolio Holdings                              26

Portfolio Expenses Example                                       27

ABOUT THIS REPORT

HISTORICAL RETURNS
--------------------------------------------------------------------------------

All total returns mentioned in this report account for the change in a Portfolio's per-share price and assume the reinvestment of any dividends and capital gain distributions. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. In addition, performance results for short periods of time may not be representative of longer term results. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

The Portfolios are only available through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The Portfolios' performance does not reflect the fees and expenses associated with the variable insurance products. Early withdrawal from the variable insurance products may result in tax penalties as well as sales charges assessed by the variable annuity provider.


PORTFOLIO DATA
--------------------------------------------------------------------------------

This report reflects views, opinions, and Portfolio holdings as of June 30, 2008, the end of the report period, and is subject to change. The information is not a complete analysis of every aspect of any sector, industry, security or the Portfolio. Opinions and forecasts regarding industries, companies and/or themes, and Portfolio composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of June 30, 2008 are included in a Portfolio's Schedule of Investments. There is no assurance that the securities purchased will remain in a Portfolio or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. An investment in a Portfolio is not a bank deposit or other obligation, or guaranteed by a depository institution. It is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.


COMPARATIVE INDEXES
--------------------------------------------------------------------------------

The comparative indexes discussed in this report are meant to provide a basis for judging a Portfolio's performance against a specific securities index. Each index accounts for changes in security price and assumes reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. A Portfolio may significantly differ in holdings and composition from an index and individuals cannot invest directly in an index.


Indexes:


Russell 3000(R) Growth Index

The unmanaged Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.


Russell 3000(R) Value Index

The unmanaged Russell 3000(R) Value Index measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value Indexes.


Standard & Poor's 500 Index

The unmanaged Standard & Poor's 500 ("S&P 500") Index is a market value-weighted index that measures the performance of large-cap common stocks across all major industries.

Index returns and statistical data included in this report are provided by Bloomberg and FactSet.

MESSAGE TO SHAREHOLDERS

Dear Shareholder:

Financial markets were volatile during the semi-annual period ended June 30, 2008. The first quarter of the period was trying for investors as every major domestic equity index traded lower. With market volatility higher and investor sentiment biased toward risk aversion, companies with the highest earnings growth prospects fared the worst during the quarter. The second quarter began with a strong rally propelling all the major indices higher. The rally was short-lived, however, as surging crude oil prices, declining consumer confidence and ailing financial firms continued to fuel broad concerns about the economy and profits. Equity markets were generally weak across the board, without regard to market capitalization or investment style, although emerging market economies continued to garner interest. During the period, U.S. stocks, as measured by the S&P 500 Index, declined by (11.91)%. The broad market Russell 3000(R) Growth and Russell 3000(R) Value Indexes posted declines of (9.04)% and (13.28)%, respectively. Overall, the period was one where growth stock indexes outperformed value-oriented indexes on a relative basis, while mid-cap stocks outperformed large and small cap peers.

The downturn in the housing market and dislocation in the mortgage market that contributed to the sharp increase in volatility in the latter half of 2007 continued throughout the first six months of 2008. The decreased willingness for market participants to adequately price a wide range of previously liquid financial instruments led to a credit crunch that severely disrupted all markets in March. Sagging home prices, uncertainty in the labor markets, decelerating wage growth and high gas prices brought consumer confidence down to a level not seen in decades. Overall, concerns about the U.S. economy and the credit crunch caused a major downturn in stock prices regardless of the individual company's fundamentals. Against this backdrop, Old Mutual VA Asset Allocation Portfolios produced results during the period that were generally in-line with the returns of their respective benchmarks.

Despite this challenging environment, there are several reasons to remain cautiously optimistic as we look forward into the rest of 2008 and beyond. While the markets in the short term continue to be driven by momentum, we believe the next six to twelve months may show a rotation back to long ignored equities with solid cash balances, reasonable debt levels, and good growth prospects. We are focusing our attention on companies we believe will do well regardless of the headlines in the paper.

As always, we are grateful for your support and will continue to work diligently to enhance your experience as an investor in Old Mutual VA Asset Allocation Portfolios. Please do not hesitate to contact us if there is anything we can do to serve you better. Feel free to contact me directly, at President@oldmutualcapital.com, or please see the back cover of this report for other contact information.


Sincerely,

/s/ Julian F. Sluyters

Julian F. Sluyters
President
Old Mutual Funds I

OLD MUTUAL VA ASSET ALLOCATION CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY (UNAUDITED)


Top Ten Holdings as of June 30, 2008
------------------------------------------------------------
Old Mutual Dwight Intermediate Fixed Income Fund    26.6%
------------------------------------------------------------
Old Mutual Barrow Hanley Core Bond Fund             26.1%
------------------------------------------------------------
Old Mutual International Bond Fund                   9.1%
------------------------------------------------------------
Old Mutual TS&W Mid-Cap Value Fund                   7.6%
------------------------------------------------------------
Old Mutual Dwight High Yield Fund                    7.2%
------------------------------------------------------------
Old Mutual Advantage Growth Fund                     7.0%
------------------------------------------------------------
Old Mutual International Equity Fund                 6.4%
------------------------------------------------------------
Old Mutual Barrow Hanley Value Fund                  2.5%
------------------------------------------------------------
Old Mutual Provident Mid-Cap Growth Fund             2.3%
------------------------------------------------------------
Old Mutual Analytic U.S. Long/Short Fund             1.8%
------------------------------------------------------------
As a % of Total Portfolio Investments               96.6%
------------------------------------------------------------


Asset Class Weightings as of June 30, 2008 - % of Total Portfolio Investments
--------------------------------------------------------------------------------

Cash Equivalents         1%
Government/Corporate    69%
Growth                   7%
Growth-Mid Cap           2%
International Equity     6%
Market Neutral-Equity    2%
Value                    5%
Value-Mid Cap            8%

[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                                   Shares    Value (000)
---------------------------------------------------------------------
Affiliated Mutual Funds (1) - 100.0%

Government/Corporate - 69.8%
Old Mutual Barrow Hanley Core
   Bond Fund                                 140,504   $      1,400
Old Mutual Dwight High Yield Fund             40,895            386
Old Mutual Dwight Intermediate
   Fixed Income Fund                         142,078          1,429
Old Mutual International Bond Fund            47,404            492
                                                       --------------
Total Government/Corporate                                    3,707
---------------------------------------------------------------------
Growth - 7.0%
Old Mutual Advantage Growth Fund*             40,813            374
                                                       --------------
Total Growth                                                    374
---------------------------------------------------------------------
Growth-Mid Cap - 2.3%
Old Mutual Provident Mid-Cap
   Growth Fund*                               12,491            122
                                                       --------------
Total Growth-Mid Cap                                            122
---------------------------------------------------------------------
International Equity - 6.5%
Old Mutual International Equity Fund          28,957            343
                                                       --------------
Total International Equity                                      343
---------------------------------------------------------------------
Market Neutral-Equity - 1.8%
Old Mutual Analytic U.S. Long/Short Fund       7,307             95
                                                       --------------
Total Market Neutral-Equity                                      95
---------------------------------------------------------------------
Value - 4.2%
Old Mutual Barrow Hanley Value Fund           21,564            136
Old Mutual Focused Fund                        4,150             90
                                                       --------------
Total Value                                                     226
---------------------------------------------------------------------
Value-Mid Cap - 8.4%
Old Mutual Mid-Cap Fund                        3,636             38
Old Mutual TS&W Mid-Cap Value Fund            44,061            410
                                                       --------------
Total Value-Mid Cap                                             448
                                                       --------------
Total Affiliated Mutual Funds (Cost $5,386)                   5,315
---------------------------------------------------------------------
Money Market Fund - 1.1%
Dreyfus Cash Management Fund,
   Institutional Class, 2.780% (A)            56,301             56
                                                       --------------
Total Money Market Fund (Cost $56)                               56
---------------------------------------------------------------------
Total Investments - 101.1% (Cost $5,442)                      5,371
---------------------------------------------------------------------
Other Assets and Liabilities, Net - (1.1)%                      (61)
---------------------------------------------------------------------
Total Net Assets - 100.0%                              $      5,310
---------------------------------------------------------------------

* Non-income producing security.

(1) - Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc.
      Government/Corporate - 69.8% serves as the investment adviser to all affiliated mutual funds.

(A) - The rate reported represents the 7-day effective yield as of June 30, 2008.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of June 30, 2008 in valuing the Portfolio's net assets were as follows:

                                                          Investments
                        Valuation Inputs                     (000)
---------------------------------------------------------------------
Level 1 - quoted prices                                      $5,371
Level 2 - other significant observable inputs                     -
Level 3 - significant unobservable inputs                         -
---------------------------------------------------------------------
Total                                                        $5,371
---------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

OLD MUTUAL VA ASSET ALLOCATION BALANCED PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY (UNAUDITED)

Top Ten Holdings as of June 30, 2008
--------------------------------------------------------------
Old Mutual Barrow Hanley Core Bond Fund               14.9%
--------------------------------------------------------------
Old Mutual Dwight Intermediate Fixed Income Fund      12.2%
--------------------------------------------------------------
Old Mutual International Equity Fund                  12.0%
--------------------------------------------------------------
Old Mutual Advantage Growth Fund                      10.5%
--------------------------------------------------------------
Old Mutual TS&W Mid-Cap Value Fund                     8.8%
--------------------------------------------------------------
Old Mutual Barrow Hanley Value Fund                    6.0%
--------------------------------------------------------------
Old Mutual International Bond Fund                     5.6%
--------------------------------------------------------------
Old Mutual Analytic U.S. Long/Short Fund               4.2%
--------------------------------------------------------------
Old Mutual Clay Finlay Emerging Markets Fund           4.1%
--------------------------------------------------------------
Old Mutual Discover Value Fund                         4.1%
--------------------------------------------------------------
As a % of Total Portfolio Investments                 82.4%
--------------------------------------------------------------


Asset Class Weightings as of June 30, 2008 - % of Total Portfolio Investments
--------------------------------------------------------------------------------

Aggressive Growth                3%
Cash Equivalents                 1%
Emerging Market-Equity           4%
Government/Corporate            37%
Growth                          11%
Growth-Mid Cap                   3%
International Equity            12%
Market Neutral-Equity            4%
Sector Fund-Real Estate          1%
Value                           10%
Value-Mid Cap                   10%
Value-Small Cap                  4%


[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                                   Shares    Value (000)
---------------------------------------------------------------------
Affiliated Mutual Funds (1) - 100.5%

Aggressive Growth - 2.7%
Old Mutual Developing
   Growth Fund*                                9,309   $        139
                                                       --------------
Total Aggressive Growth                                         139
---------------------------------------------------------------------
Emerging Market-Equity - 4.2%
Old Mutual Clay Finlay Emerging
   Markets Fund                               13,916            217
                                                       --------------
Total Emerging Market-Equity                                    217
---------------------------------------------------------------------
Government/Corporate - 37.6%
Old Mutual Barrow Hanley Core
   Bond Fund                                  78,799            785
Old Mutual Dwight High Yield Fund             22,856            216
Old Mutual Dwight Intermediate
   Fixed Income Fund                          63,985            644
Old Mutual International Bond Fund            28,214            293
                                                       --------------
Total Government/Corporate                                    1,938
---------------------------------------------------------------------
Growth - 10.7%
Old Mutual Advantage Growth Fund*             60,518            554
                                                       --------------
Total Growth                                                    554
---------------------------------------------------------------------
Growth-Mid Cap - 3.1%
Old Mutual Provident Mid-Cap
   Growth Fund*                               16,622            162
                                                       --------------
Total Growth-Mid Cap                                            162
---------------------------------------------------------------------
International Equity - 12.2%
Old Mutual International Equity Fund          52,954            627
                                                       --------------
Total International Equity                                      627
---------------------------------------------------------------------
Market Neutral-Equity - 4.2%
Old Mutual Analytic U.S. Long/
   Short Fund                                 16,793            219
                                                       --------------
Total Market Neutral-Equity                                     219
---------------------------------------------------------------------
Sector Fund-Real Estate - 0.9%
Old Mutual Heitman REIT Fund                   5,629             48
                                                       --------------
Total Sector Fund-Real Estate                                    48
---------------------------------------------------------------------
Value - 9.9%
Old Mutual Barrow Hanley Value Fund           49,882            315
Old Mutual Focused Fund                        8,925            194
                                                       --------------
Total Value                                                     509
---------------------------------------------------------------------
Value-Mid Cap - 10.8%
Old Mutual Mid-Cap Fund                        8,695             92
Old Mutual TS&W Mid-Cap
   Value Fund                                 49,618            462
                                                       --------------
Total Value-Mid Cap                                             554
---------------------------------------------------------------------



---------------------------------------------------------------------
Description                                   Shares    Value (000)
---------------------------------------------------------------------
Value-Small Cap - 4.2%
Old Mutual Discover Value Fund*               23,534   $        216
                                                       --------------
Total Value-Small Cap                                           216
                                                       --------------
Total Affiliated Mutual Funds
   (Cost $5,285)                                              5,183
---------------------------------------------------------------------
Money Market Fund - 1.4%
Dreyfus Cash Management Fund,
   Institutional Class, 2.780% (A)            71,759             72
                                                       --------------
Total Money Market Fund (Cost $72)                               72
---------------------------------------------------------------------
Total Investments - 101.9% (Cost $5,357)                      5,255
---------------------------------------------------------------------
Other Assets and Liabilities, Net - (1.9)%                      (98)
---------------------------------------------------------------------
Total Net Assets - 100.0%                              $      5,157
---------------------------------------------------------------------

* Non-income producing security.

(1) - Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) - The rate reported represents the 7-day effective yield as of June 30, 2008.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of June 30, 2008 in valuing the Portfolio's net assets were as follows:

                                                        Investments
                 Valuation Inputs                          (000)
---------------------------------------------------------------------
Level 1 - quoted prices                                    $5,255
Level 2 - other significant observable inputs                   -
Level 3 - significant unobservable inputs                       -
---------------------------------------------------------------------
Total                                                      $5,255
---------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL VA ASSET ALLOCATION MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY (UNAUDITED)

Top Ten Holdings as of June 30, 2008
---------------------------------------------------------------
Old Mutual International Equity Fund                   18.3%
---------------------------------------------------------------
Old Mutual Advantage Growth Fund                       16.2%
---------------------------------------------------------------
Old Mutual TS&W Mid-Cap Value Fund                      9.3%
---------------------------------------------------------------
Old Mutual Barrow Hanley Core Bond Fund                 8.8%
---------------------------------------------------------------
Old Mutual Barrow Hanley Value Fund                     8.3%
---------------------------------------------------------------
Old Mutual Analytic U.S. Long/Short Fund                6.4%
---------------------------------------------------------------
Old Mutual Discover Value Fund                          5.7%
---------------------------------------------------------------
Old Mutual Dwight Intermediate Fixed Income Fund        4.2%
---------------------------------------------------------------
Old Mutual Developing Growth Fund                       4.1%
---------------------------------------------------------------
Old Mutual Focused Fund                                 4.0%
---------------------------------------------------------------
As a % of Total Portfolio Investments                  85.3%
---------------------------------------------------------------


Asset Class Weightings as of June 30, 2008 - % of Total Portfolio Investments
--------------------------------------------------------------------------------

Aggressive Growth                4%
Cash Equivalents                 1%
Emerging Market-Equity           3%
Government/Corporate            15%
Growth                          16%
Growth-Mid Cap                   3%
International Equity            18%
Market Neutral-Equity            7%
Sector Fund-Real Estate          4%
Value                           12%
Value-Mid Cap                   11%
Value-Small Cap                  6%


[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                                   Shares    Value (000)
---------------------------------------------------------------------
Affiliated Mutual Funds (1) - 100.2%

Aggressive Growth - 4.2%
Old Mutual Developing Growth Fund*            15,155   $        227
                                                       --------------
Total Aggressive Growth                                         227
---------------------------------------------------------------------
Emerging Market-Equity - 3.0%
Old Mutual Clay Finlay
   Emerging Markets Fund                      10,431            163
                                                       --------------
Total Emerging Market-Equity                                    163
---------------------------------------------------------------------
Government/Corporate - 15.4%
Old Mutual Barrow
   Hanley Core Bond Fund                      48,856            486
Old Mutual Dwight Intermediate
   Fixed Income Fund                          23,270            234
Old Mutual International Bond Fund            11,563            120
                                                       --------------
Total Government/Corporate                                      840
---------------------------------------------------------------------
Growth - 16.4%
Old Mutual Advantage Growth Fund*             97,582            893
                                                       --------------
Total Growth                                                    893
---------------------------------------------------------------------
Growth-Mid Cap - 3.3%
Old Mutual Provident
   Mid-Cap Growth Fund*                       18,522            180
                                                       --------------
Total Growth-Mid Cap                                            180
---------------------------------------------------------------------
International Equity - 18.5%
Old Mutual International Equity Fund          85,204          1,010
                                                       --------------
Total International Equity                                    1,010
---------------------------------------------------------------------
Market Neutral-Equity - 6.5%
Old Mutual Analytic U.S.
   Long/Short Fund                            27,164            354
                                                       --------------
Total Market Neutral-Equity                                     354
---------------------------------------------------------------------
Sector Fund-Real Estate - 3.5%
Old Mutual Heitman REIT Fund                  22,177            190
                                                       --------------
Total Sector Fund-Real Estate                                   190
---------------------------------------------------------------------
Value - 12.4%
Old Mutual Barrow Hanley
   Value Fund                                 72,095            456
Old Mutual Focused Fund                       10,166            221
                                                       --------------
Total Value                                                     677
---------------------------------------------------------------------
Value-Mid Cap - 11.3%
Old Mutual Mid-Cap Fund                        9,509            100
Old Mutual TS&W Mid-Cap
   Value Fund                                 55,072            513
                                                       --------------
Total Value-Mid Cap                                             613
---------------------------------------------------------------------



---------------------------------------------------------------------
Description                                   Shares    Value (000)
---------------------------------------------------------------------
Value-Small Cap - 5.7%
Old Mutual Discover Value Fund*               34,062   $        313
                                                       --------------
Total Value-Small Cap                                           313
                                                       --------------
Total Affiliated Mutual Funds (Cost $5,599)                   5,460
---------------------------------------------------------------------
Money Market Fund - 1.1%
Dreyfus Cash Management Fund,
   Institutional Class, 2.780% (A)            59,600             60
                                                       --------------
Total Money Market Fund (Cost $60)                               60
---------------------------------------------------------------------
Total Investments - 101.3% (Cost $5,659)                      5,520
---------------------------------------------------------------------
Other Assets and Liabilities, Net - (1.3)%                      (73)
---------------------------------------------------------------------
Total Net Assets - 100.0%                              $      5,447
---------------------------------------------------------------------

* Non-income producing security.

(1) - Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) - The rate reported represents the 7-day effective yield as of June 30, 2008.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of June 30, 2008 in valuing the Portfolio's net assets were as follows:

                                                        Investments
                 Valuation Inputs                          (000)
---------------------------------------------------------------------
Level 1 - quoted prices                                    $5,520
Level 2 - other significant observable inputs                   -
Level 3 - significant unobservable inputs                       -
---------------------------------------------------------------------
Total                                                      $5,520
---------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS & LIABILITIES (000, excluding shares)
AS OF JUNE 30, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Old Mutual            Old Mutual            Old Mutual
                                                                     VA Asset Allocation   VA Asset Allocation   VA Asset Allocation
                                                                        Conservative            Balanced           Moderate Growth
                                                                          Portfolio             Portfolio             Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets:

Investment in Affiliated Funds, at cost                                   $    5,386            $    5,285            $   5,599
Investments in Unaffiliated Funds, at cost                                        56                    72                   60
------------------------------------------------------------------------------------------------------------------------------------
Investment in Affiliated Funds, at value                                  $    5,315            $    5,183            $   5,460
Investments in Unaffiliated Funds, at value                                       56                    72                   60
Receivable for Dividends and Interest                                             14                     7                    3
Receivable from Investment Advisor                                                10                    12                   13
Other Assets                                                                       2                     -                    -
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                5,397                 5,274                5,536
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:

Payable for Investment Securities Purchased                                       14                     7                    3
Payable for Management Fees                                                        5                     5                    7
Payable to Custodian                                                               -                     -                    1
Accrued Expenses                                                                  68                   105                   78
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                              87                   117                   89
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                $    5,310            $    5,157            $   5,447
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:

Paid-in Capital ($0.001 par value, unlimited authorization)               $    5,176            $    5,178            $   5,743
Undistributed Net Investment Income                                               78                    54                   28
Accumulated Net Realized Loss on Investments                                     127                    27                 (185)
Net Unrealized Depreciation on Investments                                       (71)                 (102)                (139)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                $    5,310            $    5,157            $   5,447
------------------------------------------------------------------------------------------------------------------------------------
Net Assets - Initial Class                                                $    5,155            $    4,990            $   4,953
Net Assets - Service Class                                                $      155            $      167            $     494
------------------------------------------------------------------------------------------------------------------------------------
Outstanding Shares of Beneficial Interest - Initial Class                    501,663               500,236              496,382
Outstanding Shares of Beneficial Interest - Service Class                     15,226                16,807               50,285
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share - Initial Class^ $    10.28            $     9.98            $    9.98
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share - Service Class^ $    10.20            $     9.92            $    9.83
------------------------------------------------------------------------------------------------------------------------------------

^ Net Assets Divided by shares may not calculate to the stated NAV because these amounts are shown rounded.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS (000)
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Old Mutual            Old Mutual            Old Mutual
                                                                     VA Asset Allocation   VA Asset Allocation   VA Asset Allocation
                                                                        Conservative            Balanced           Moderate Growth
                                                                          Portfolio             Portfolio             Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:

   Dividends from Affiliated Funds                                        $       41            $       25            $       14
   Dividends                                                                      10                    17                    28
   Interest                                                                       48                    27                     8
   Less: Foreign Taxes Withheld                                                   (1)                    -                    (1)
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                                     98                    69                    49
------------------------------------------------------------------------------------------------------------------------------------
Expenses:

   Management Fees                                                                14                    15                    20
   Distribution Fees                                                               -                     -                     2
   Administration Fees                                                             3                     2                     3
   Custodian Fees                                                                  6                    18                    10
   Trustess' Fees                                                                  -                     -                     -
   Professional Fees                                                              16                    16                    18
   Printing Fees                                                                   5                     5                     5
   Transfer Agent Fees                                                            10                    10                    10
   Pricing Fees                                                                   14                    17                    14
   Insurance Expense                                                               5                     5                     5
   Other Expenses                                                                  -                     1                     1
------------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                              73                    89                    88
------------------------------------------------------------------------------------------------------------------------------------
Less:

   Waiver of Management Fees                                                     (14)                  (15)                 (20)
   Reimbursement of Other Expenses by Advisor                                    (42)                  (58)                 (46)
------------------------------------------------------------------------------------------------------------------------------------
      Net Expenses                                                                17                    16                    22
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                          81                    53                    27
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Investment Transactions                         123 (1)                23 (1)              (158)(1)
   Net Realized Gain on Foreign Currency Transactions                              2                     2                     -
   Net Change in Unrealized Depreciation on Investments                         (292)                 (408)                 (471)
   Net Change in Unrealized Depreciation on Foreign Currency Transactions         (3)                   (2)                   (1)
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Loss on Investments                              (170)                 (385)                 (630)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Resulting from Operations                       $      (89)           $     (332)           $     (603)
------------------------------------------------------------------------------------------------------------------------------------

(1) Includes net realized gains recognized by the Old Mutual VA Asset Allocation Conservative Portfolio, Old Mutual VA Asset Allocation Balanced Portfolio and Old Mutual VA Asset Allocation Moderate Growth Portfolio of $163, $167 and $176, respectively, as a result of the transaction to change from a "fund of managers" structure to a "fund of funds" structure. See
     Note 1.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)

-----------------------------------------------------------------------------------------------------------------------------------
                                                             Old Mutual                Old Mutual                  Old Mutual
                                                         VA Asset Allocation       VA Asset Allocation         VA Asset Allocation
                                                       Conservative Portfolio      Balanced Portfolio            Moderate Growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                        1/1/08      1/1/07        1/1/08      1/1/07        1/1/08        1/1/07
                                                      to 6/30/08  to 12/31/07   to 6/30/08  to 12/31/07   to 6/30/08    to 12/31/07
                                                      (Unaudited)               (Unaudited)               (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:

   Net Investment Income                                $   81      $  162        $   53      $  109       $    27        $   83
   Net Realized Gain (Loss) from Investments
      and Foreign Currency Transactions                    125         (38)           25           5          (158)           10
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments and Foreign Currency Transactions    (295)        224          (410)        308          (472)          333
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
      from Operations                                      (89)        348          (332)        422          (603)          426
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders From:

   Net Investment Income:
      Initial Class                                          -        (108)            -         (74)            -           (36)
      Service Class                                          -          (4)            -          (2)            -           (37)
   Net Realized Gains from Investment Transactions:
      Initial Class                                          -         (13)            -         (34)            -           (33)
      Service Class                                          -           -             -          (1)            -           (13)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                         -        (125)            -        (111)            -          (119)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:

   Initial Class
   Shares Issued                                             -           -             -           -             -             -
   Shares Issued upon Reinvestment of Distributions          -         121             -         108             -            69
   Shares Redeemed                                           -           -             -           -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
   Total Initial Class Capital Share Transactions            -         121             -         108             -            69
-----------------------------------------------------------------------------------------------------------------------------------
   Service Class
   Shares Issued                                             -          53            49          22           424         2,111
   Shares Issued upon Reinvestment of Distributions          -           4             -           3             -            50
   Shares Redeemed                                          (2)          -            (3)         (1)       (1,906)           (5)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Service Class Capital Share Transactions           (2)         57            46          24        (1,482)        2,156
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Shares Transactions                      (2)        178            46         132        (1,482)        2,225
-----------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                 (91)        401          (286)        443        (2,085)        2,532
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:

   Beginning of Period                                   5,401       5,000         5,443       5,000         7,532         5,000
-----------------------------------------------------------------------------------------------------------------------------------
   End of Period                                        $5,310      $5,401        $5,157      $5,443       $ 5,447        $7,532
-----------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
      (Accumulated Net Investment Loss)                 $   78      $   (3)       $   54      $    1       $    28        $    1
-----------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   Initial Class
   Shares Issued                                             -           -             -           -             -             -
   Shares Issued upon Reinvestment of Distributions          -          12             -          10             -             6
   Shares Redeemed                                           -           -             -           -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
   Total Initial Class Share Transactions                    -          12             -          10             -             6
-----------------------------------------------------------------------------------------------------------------------------------
   Service Class
   Shares Issued                                             -           5             5           2            43           186
   Shares Issued upon Reinvestment of Distributions          -           -             -           -             -             5
   Shares Redeemed                                           -           -             -           -          (193)            -
-----------------------------------------------------------------------------------------------------------------------------------
   Total Service Class Share Transactions                    -           5             5           2          (150)          191
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding             -          17             5          12          (150)          197
-----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE FISCAL YEAR OR PERIOD ENDED DECEMBER 31, (UNLESS OTHERWISE NOTED)
AND FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

                                            Net
                   Net                 Realized and
                  Asset                 Unrealized                Dividends   Distributions      Total         Net
                  Value,      Net          Gains        Total      From Net       from         Dividends   Asset Value,
                Beginning  Investment    (Losses)        From     Investment     Capital          and          End       Total
                of Period  Income (1)  on Securities  Operations    Income        Gains      Distributions  of Period    Return
---------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL VA ASSET ALLOCATION CONSERVATIVE PORTFOLIO

Initial Class
2008             $10.45      $0.16        $(0.33)       $(0.17)    $    -       $    -        $    -          $10.28     (1.63)%+
2007*             10.00       0.32          0.38          0.70      (0.22)       (0.03)        (0.25)          10.45      6.99%
Service Class
2008             $10.38      $0.14        $(0.32)       $(0.18)    $    -       $    -        $    -          $10.20     (1.73)%+
2007*             10.00       0.30          0.37          0.67      (0.26)       (0.03)        (0.29)          10.38      6.69%
---------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL VA ASSET ALLOCATION BALANCED PORTFOLIO

Initial Class
2008             $10.62      $0.10        $(0.74)       $(0.64)    $    -       $    -        $    -          $ 9.98     (6.03)%+
2007*             10.00       0.22          0.62          0.84      (0.15)       (0.07)        (0.22)          10.62      8.42%
Service Class
2008             $10.57      $0.09        $(0.74)       $(0.65)    $    -       $    -        $    -          $ 9.92     (6.15)%+
2007*             10.00       0.19          0.63          0.82      (0.18)       (0.07)        (0.25)          10.57      8.17%
---------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL VA ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

Initial Class
2008             $10.86      $0.04        $(0.92)       $(0.88)    $    -       $    -        $    -          $ 9.98     (8.10)%+
2007*             10.00       0.16          0.84          1.00      (0.07)       (0.07)        (0.14)          10.86     10.01%
Service Class
2008             $10.71      $0.03        $(0.91)       $(0.88)    $    -       $    -        $    -          $ 9.83     (8.22)%+
2007*             10.00       0.13          0.84          0.97      (0.19)       (0.07)        (0.26)          10.71      9.70%
---------------------------------------------------------------------------------------------------------------------------------


                                              Ratio
                                           of Expenses
                                            to Average        Ratio of
                   Net                      Net Assets           Net
                  Assets         Ratio      (Excluding       Investment
                   End        of Expenses  Waivers and         Income    Portfolio
                 of Period     to Average    Expense         to Average  Turnover
                  (000)      Net Assets (2) Reductions) (2)  Net Assets    Rate
------------------------------------------------------------------------------------
OLD MUTUAL VA ASSET ALLOCATION CONSERVATIVE PORTFOLIO

Initial Class
2008              $5,155         0.64%**       2.65%**         3.07%**     37.48%+
2007*              5,241         1.00%         3.80%           3.13%      101.66%
Service Class
2008              $  155         0.89%**       7.69%**         2.82%**     37.48%+
2007*                160         1.25%        16.97%           2.89%      101.66%
------------------------------------------------------------------------------------
OLD MUTUAL VA ASSET ALLOCATION BALANCED PORTFOLIO

Initial Class
2008              $4,990         0.62%**       3.29%**         2.05%**     43.62%+
2007*              5,313         1.05%         4.68%           2.08%      103.09%
Service Class
2008              $  167         0.86%**       8.26%**         1.84%**     43.62%+
2007*                130         1.30%        17.70%           1.82%      103.09%
----------------------------------------------------------------------------------
OLD MUTUAL VA ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

Initial Class
2008              $4,953         0.59%**       2.48%**     0.86%**     56.16%+
2007*              5,392         1.05%         4.49%       1.48%       82.26%
Service Class
2008              $  494         1.08%**       3.63%**     0.58%**     56.16%+
2007*              2,140         1.30%         7.72%       1.24%       82.26%
--------------------------------------------------------------------------------

(1) Per share amounts for the year or period are calculated based on average outstanding shares.

(2) Ratio does not include expenses of the underlying funds.

  * Portfolios commenced operations on December 29, 2006.

 ** Ratios for periods of less than one year have been annualized.

  + Total return and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Advisor during the period.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION
--------------------------------------------------------------------------------

Old Mutual Funds I (the "Trust"), organized as a Delaware statutory trust effective May 27, 2004, is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Trust currently offers fifteen series portfolios, three of which are covered by this Semi-Annual Report: the Old Mutual VA Asset Allocation Conservative Portfolio (the "VA Conservative Portfolio"), the Old Mutual VA Asset Allocation Balanced Portfolio (the "VA Balanced Portfolio") and the Old Mutual VA Asset Allocation Moderate Growth Portfolio (the "VA Moderate Growth Portfolio") (each also referenced herein as a "Portfolio", and collectively the "Portfolios"). The Portfolios commenced operations on December 29, 2006. The Trust's other series portfolios, whose financial statements are presented separately, are the Old Mutual Asset Allocation Conservative Portfolio, the Old Mutual Asset Allocation Balanced Portfolio, the Old Mutual Asset Allocation Moderate Growth Portfolio, the Old Mutual Asset Allocation Growth Portfolio, the Old Mutual Analytic Defensive Equity Fund, the Old Mutual Analytic Global Defensive Equity Fund, the Old Mutual Clay Finlay China Fund, the Old Mutual Clay Finlay Emerging Markets Fund, the Old Mutual International Equity Fund, the Old Mutual International Bond Fund, the Old Mutual Provident Mid-Cap Growth Fund and the Old Mutual Copper Rock Emerging Growth Fund. In addition, the Trust has registered three other portfolios, the Old Mutual VA Asset Allocation Growth Portfolio, the Old Mutual Analytic VA Defensive Equity Portfolio and the Old Mutual Analytic VA Global Defensive Equity Portfolio; however, these portfolios are not currently offered.

Shareholders may purchase shares of the Portfolios through two separate classes, the Initial Class and Service Class shares. All classes have equal rights as to earnings, assets and voting privileges, except that each class may have different distribution costs, dividends and shareholder services costs and each class has exclusive voting rights with respect to its distribution plan. Except for these differences, each share class of each Portfolio represents an equal proportionate interest in that Portfolio. Each Portfolio is classified as a diversified management investment company. The Portfolios' prospectuses provide a description of each Portfolio's investment objective, policies and investment strategies. Each Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies.

Prior to April 7, 2008, each Portfolio was run under a "fund of managers" structure and invested directly in equity and fixed income security positions. Effective April 7, 2008, each Portfolio is a "fund of funds" which seeks to achieve its investment objective by investing in a portfolio of affiliated underlying equity and fixed income funds that are advised by Old Mutual Capital, Inc., the Portfolio's investment adviser. In addition, a portion of its assets may be invested in cash, cash equivalents, or in money market funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities. Under normal circumstances, the Portfolios expect to invest their assets among equity and fixed income funds in the following ranges:

     Equity Fund Allocation: 20-40%

     Fixed Income Fund Allocation: 60-80%

On April 7, 2008, the Portfolios exchanged all of the investment securities and cash held in the Portfolios within each mandate, for Institutional Class shares of underlying funds with similar investment objectives. A brief description of each of the underlying funds that the Portfolios currently invest in is as follows.

Old Mutual Advantage Growth Fund seeks long-term capital growth. To pursue its objective, the fund normally invests at least 65% of its net assets in equity securities of medium and large-cap companies with favourable growth prospects, as evidenced by such factors as superior revenue growth, high quality of earnings, global distribution, and strong competitive advantages.

Old Mutual Analytic U.S. Long/Short Fund seeks above-average total returns. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose securities are traded in U.S. markets. While the fund may invest in companies of any size, it generally invests in large and mid-cap companies. The fund may also invest in long and short positions of publicly traded equity securities. The fund's long and short positions may include equity securities of foreign issuers that are traded in U.S. markets. The fund generally takes long equity positions equal to approximately 120% of the fund's equity assets excluding cash, and short equity positions equal to approximately 20% of the fund's equity assets at the time of investment. The fund's long equity exposure ordinarily ranges from 110% to 125% of the fund's net assets and its short equity exposure ordinarily ranges from 10% to 33% of the fund's net assets. The cash received from short sales may be used to invest in long equity positions.

Old Mutual Barrow Hanley Core Bond Fund seeks to maximize total return. To pursue its objective, the fund normally invests at least 80% of its net assets in fixed income securities of varying maturities. Fixed income securities may include: U.S. government securities including Treasury and agency securities, corporate obligations, inflation-indexed securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The fund may invest up to 25% of its total assets in U.S. dollar denominated foreign debt obligations. The fund may also invest up to 20% of its total assets in non-investment grade securities. The fund has no limitations on the range of maturities of the fixed income securities in which it can invest and will maintain an average portfolio duration that ranges from 80% to 120% of the average duration of the Lehman Brothers U.S. Aggregate Index. The sub-adviser will attempt to maintain an overall weighted average portfolio credit quality at a rating of "AA" (or equivalent) or higher from any nationally recognized statistical rating organization ("NRSRO").

AS OF JUNE 30, 2008 (UNAUDITED)

Old Mutual Barrow Hanley Value Fund seeks long-term capital growth. The fund is a non-diversified fund. To pursue its objective, the fund normally invests in equity securities of large and mid-cap companies with value characteristics. Undervalued stocks are generally those stocks that are out of favor with investors and, in the opinion of the fund's sub-adviser, are trading at prices that are below average at the time of purchase in relation to such measures as earnings and book value. These stocks often have above average dividend yields.

Old Mutual Clay Finlay Emerging Markets Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by companies in emerging market countries. The fund normally emphasizes equity securities in its portfolio. Equity securities in which the fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, rights, and warrants. The fund normally invests in at least 6 emerging market countries, and will not invest more than 35% of its assets in securities of issuers in any one emerging country. The fund may also invest up to 20% of its assets in debt securities of corporate and government emerging country issuers and in equity and debt securities of corporate issuers and debt securities of corporate and government issuers in developing countries.

Old Mutual Developing Growth Fund seeks long-term capital growth. To pursue this objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with growth characteristics at the time of purchase.

Old Mutual Discover Value Fund seeks to provide investors with long-term capital growth. To pursue its objective, the fund normally invests at least 65% of its assets in equity securities of small-cap companies with value characteristics. The fund may also invest in larger companies if they represent better prospects for capital appreciation. Although the fund normally invests in equity securities of U.S. companies, it may invest up to 20% of its total assets in foreign securities.

Old Mutual Dwight High Yield Fund seeks to provide investors with a high level of current income. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, below investment-grade securities including high-yield corporate bonds and loans, municipal bonds, mortgage-backed and asset-backed securities, income producing convertible securities, and preferred stocks. The fund may invest up to 30% of its assets in foreign securities. The fund may also invest in derivative instruments such as options, futures contracts, credit default swaps, and swaps and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The fund's sub-advisor seeks to maintain a minimum average credit quality for the fund's investments at a rating of "B" (or equivalent) or higher from any NRSRO. The fund's investment duration typically ranges from 75% to 125% of the average duration of the Lehman Brothers U.S. Corporate High Yield Index.

Old Mutual Dwight Intermediate Fixed Income Fund seeks a high level of current income consistent with relative stability of principal. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities of varying maturities. The fund generally invests in investment grade fixed income securities but may invest up to 15% of its assets in high yield securities. The fund may also invest in derivative instruments such as options, futures contracts, and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The fund's investment duration typically ranges from 75% to 125% of the average duration of the Lehman Brothers Intermediate Aggregate Bond Index. The fund's dollar weighted average maturity will typically be between 3 and 10 years.

Old Mutual Focused Fund seeks above-average total returns over a 3 to 5 year market cycle. The fund is a non-diversified fund. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large-cap companies. While the fund may invest in companies of any market capitalization, the fund generally invests in large-cap companies that the fund's sub-adviser believes have sustainable long-term growth prospects but are currently trading at modest relative valuations.

Old Mutual Heitman REIT Fund seeks to provide investors with a high total return consistent with reasonable risk. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts ("REITs"). The fund's sub-adviser considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management,financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate.

Old Mutual International Bond Fund seeks high total return and, when consistent with total return, income. To pursue its objective, the fund normally invests in fixed income securities of foreign government and corporate issuers. Those fixed income securities, referred to as "bonds," generally include long-term and short-term government bonds, participation interests in loans, corporate debt obligations, "structured" notes, and other debt obligations. The Fund normally invests at least 80% of its net assets, plus borrowings for investment purposes, in "bonds" and invests in at least three countries other than the United States.

Old Mutual International Equity Fund seeks long-term capital appreciation. To pursue its objective, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. The fund allocates its assets to securities of issuers located in at least 3 non-U.S. countries and may invest in both developed and emerging markets. Generally, the fund limits its investments in any country to 25% or less of its total assets. However, the fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound, or the euro.

Old Mutual Mid-Cap Fund seeks above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. For purposes of this fund, mid-cap companies are those companies with market capitalizations similar to the companies in the S&P MidCap 400(R) Index.

Old Mutual Provident Mid-Cap Growth Fund seeks to provide investors long-term capital appreciation. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of mid-cap companies with favorable growth prospects. For purposes of the fund, mid-cap companies are those companies with market capitalizations within the range of companies in the Russell MidCap(R) Growth Index.

Old Mutual TS&W Mid-Cap Value Fund seeks long-term growth. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies with value characteristics. For purposes of this fund, mid-cap companies are those companies with market capitalizations similar to the companies in the Russell MidCap(R) Value Index.

In the normal course of business, the Portfolios may enter into various agreements that provide for general indemnifications. Each Portfolio's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Portfolios.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation - Investments in underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day. The prospectuses for the underlying funds explain the procedures for determining the market value of securities in their portfolios and the circumstances under which the underlying funds may use fair value pricing and its effects. Investment securities of a Portfolio that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter ("OTC") (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern
Time) each day that the NYSE is open (the "Valuation Time"), or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the "Board"). The Portfolios use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee"). Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued Securities for purposes of calculating a Portfolio's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board believes accurately reflects fair value.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Portfolio's investment adviser, Old Mutual Capital, Inc. (the "Adviser") determines that use of another fair valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Portfolios calculate the NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

AS OF JUNE 30, 2008 (UNAUDITED)

Valuation of Options and Futures - Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income, dividend expense on securities sold short and distributions to shareholders are recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments, if applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions - Dividends from net investment income for the Portfolios are declared at least annually, if available. Distributions of net realized capital gains, for each Portfolio, are generally made to shareholders annually, if available.

Foreign Withholding Taxes - Prior to transitioning to a "fund of funds" structure, the Portfolios may have been subject to taxes imposed by countries in which they invested with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolios accrue such taxes when the related income is earned.

Forward Foreign Currency Contracts - Prior to transitioning to a "fund of funds" structure, some of the Portfolios entered into forward foreign currency contracts as hedges against specific transactions, portfolio positions or anticipated portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded accordingly. The Portfolios realize gains and losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Portfolios could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments.

Investments in Real Estate Investment Trusts ("REIT") - Prior to transitioning to a "fund of funds" structure, some of the Portfolios invested in REITs. Dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

TBA Purchase Commitments - Prior to transitioning to a "fund of funds" structure, some of the Portfolios entered into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of each Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

Mortgage Dollar Rolls - Prior to transitioning to a "fund of funds" structure, some of the Portfolios entered into mortgage dollar rolls (principally using
TBAs) in which each Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. Each Portfolio accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.

Foreign Currency Conversion - The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Portfolios report gains and losses on foreign currency related transactions as components of realized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

Futures Contracts - Prior to transitioning to a "fund of funds" structure, some of the Portfolios utilized futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Portfolios will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolios each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolios could lose more than the original margin deposit required to initiate the futures transaction.

Options - Prior to transitioning to a "fund of funds" structure, some of the Portfolios had written or purchased financial options contracts primarily to hedge against changes in security prices, or securities that the Portfolios intend to purchase, and against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolios write or purchase an option, an amount equal to the premium received or paid by the Portfolios is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolios on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolios have realized a gain or a loss on investment transactions. The Portfolios, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option.

Collateralized Mortgage Obligations (CMOs) - Prior to transitioning to a "fund of funds" structure, some of the Portfolios invested directly in CMOs. CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by Government National Mortgage Association, Federal Home Loan Mortgage Corporation or Federal National Mortgage Association and their income streams.

A Real Estate Mortgage Investment Conduit (REMIC) is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. CMOs are often highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise pre-pay their loans. Investors in these securities may not only be subject to this prepayment risk, but also may be exposed to significant market and liquidity risks. Investors in privately backed CMOs may be exposed to significant credit risk resulting from delinquencies or defaults in the loans backing the mortgage pool.

Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as distribution fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day. Additionally, each Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratios to average net assets shown in the financial highlights.

The Portfolios have an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statements of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

AS OF JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

Investment Adviser - Old Mutual Capital, Inc. is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a direct, wholly owned subsidiary of OM Group (UK) Limited, which is, in turn, a direct, wholly owned subsidiary of Old Mutual plc., a London-Exchange listed international financial services firm. The Portfolios and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"), under which the Adviser is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Portfolio. Prior to April 7, 2008, the Adviser was paid as follows (under the "fund of managers" structure):

                                                                   Management Fee                 Asset Level
------------------------------------------------------------------------------------------------------------------------
Old Mutual VA Asset Allocation Conservative Portfolio                  0.850%           Less than $1 billion
                                                                       0.825%           Between $1 billion - $2 billion
                                                                       0.800%           Between $2 billion - $3 billion
                                                                       0.775%           Greater than $3 billion
Old Mutual VA Asset Allocation Balanced Portfolio                      0.900%           Less than $1 billion
                                                                       0.875%           Between $1 billion - $2 billion
                                                                       0.850%           Between $2 billion - $3 billion
                                                                       0.825%           Greater than $3 billion
Old Mutual VA Asset Allocation Moderate Growth Portfolio               0.900%           Less than $1 billion
                                                                       0.875%           Between $1 billion - $2 billion
                                                                       0.850%           Between $2 billion - $3 billion
                                                                       0.825%           Greater than $3 billion
------------------------------------------------------------------------------------------------------------------------

Effective April 7, 2008, the Adviser is paid the following rate (under the "fund of funds" structure):

                                                               Management Fee                 Asset Level
--------------------------------------------------------------------------------------------------------------------
Old Mutual VA Asset Allocation Conservative Portfolio              0.200%           Less than $1 billion
                                                                   0.175%           Between $1 billion - $2 billion
                                                                   0.150%           Between $2 billion - $3 billion
                                                                   0.125%           Greater than $3 billion
Old Mutual VA Asset Allocation Balanced Portfolio                  0.200%           Less than $1 billion
                                                                   0.175%           Between $1 billion - $2 billion
                                                                   0.150%           Between $2 billion - $3 billion
                                                                   0.125%           Greater than $3 billion
Old Mutual VA Asset Allocation Moderate Growth Portfolio           0.250%           Less than $1 billion
                                                                   0.225%           Between $1 billion - $2 billion
                                                                   0.200%           Between $2 billion - $3 billion
                                                                   0.175%           Greater than $3 billion
--------------------------------------------------------------------------------------------------------------------

At June 30, 2008, the Adviser owns 99%, 99% and 93% of the VA Conservative Portfolio, VA Balanced Portfolio and the VA Moderate Growth Portfolio, respectively. At June 30, 2008, the separate accounts of OM Financial Life Company, a wholly owned subsidiary of OMUSH, owns 1%, 1% and 7% of the VA Conservative Portfolio, VA Balanced Portfolio and the VA Moderate Growth Portfolio, respectively.

Expense Limitation Agreement - In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement ("Expense Limitation Agreement") pursuant to which the Adviser has agreed, in writing, to waive or limit its fees and to assume other expenses of the Portfolios through April 30, 2009, to the extent necessary to limit the total annual expenses (including acquired (underlying) fund fees and expenses) to a specified percentage of the Portfolios' average daily net assets as follows:

                                                                           Class                Limit
---------------------------------------------------------------------------------------------------------
Old Mutual VA Asset Allocation Conservative Portfolio                   Initial Class           1.00%
                                                                        Service Class           1.25%
Old Mutual VA Asset Allocation Balanced Portfolio                       Initial Class           1.05%
                                                                        Service Class           1.30%
Old Mutual VA Asset Allocation Moderate Growth Portfolio                Initial Class           1.05%
                                                                        Service Class           1.30%
---------------------------------------------------------------------------------------------------------

The Adviser may seek reimbursement for Management Fees waived and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during the previous three fiscal years in which the Management Fees were waived or other expenses paid. Reimbursement by the Portfolios of the Management Fees waived and other expenses paid by the Adviser pursuant to the applicable Expense Limitation Agreement may be made at a later date when a Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of the Portfolio to exceed the expense limitation in effect at the time the expenses were reimbursed.

At June 30, 2008, the Adviser may seek reimbursement of previously waived and reimbursed fees as follows (000):

                                                                Expires 2010     Expires 2011     Total
---------------------------------------------------------------------------------------------------------
Old Mutual VA Asset Allocation Conservative Portfolio                $158             $56          $214
Old Mutual VA Asset Allocation Balanced Portfolio                     205              73           278
Old Mutual VA Asset Allocation Moderate Growth Portfolio              207              66           273
---------------------------------------------------------------------------------------------------------

Sub-Advisory Agreements - The Trust, on behalf of the Portfolios, and the Adviser entered into a sub-advisory agreement (the "Ibbotson Sub-Advisory Agreement") with Ibbotson Associates Advisors, LLC ("Ibbotson"). Ibbotson is a wholly owned subsidiary of Ibbotson Associates, Inc., which is a wholly owned subsidiary of Morningstar, Inc. For the services provided and expenses incurred pursuant to the Ibbotson Sub-Advisory Agreement, Ibbotson is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of each of the Portfolios, which is computed and paid monthly at an annual rate equal to the greater of (i) 0.08% for average daily net assets up to $250 million, 0.07% for average daily net assets from $250 million to $500 million, 0.06% for average daily net assets from $500 million to $750 million, 0.05% for average daily net assets from $750 million to $1 billion, 0.04% for average daily net assets from $1 billion to $2 billion, and 0.03% for average daily net assets over $2 billion, or (ii) a minimum annual fee of $100,000.

The Sub-Advisory Agreement obligates Ibbotson to: (i) recommend a continuous investment allocation program for each Portfolio in accordance with the Portfolio's investment objective, policies and limitations; (ii) provide supervision of each Portfolio's investments; and (iii) recommend the allocation of the assets of each Portfolio by specific investment style mandate.

Prior to April 7, 2008, the Portfolios were managed under a "fund of managers" structure. The following sub-advisory agreements, which were in effect under the "fund of managers" structure were terminated as of April 7, 2008.

Under the "fund of managers" structure, the Trust, on behalf of the Portfolios, and the Adviser entered into a sub-advisory agreement (the "Acadian Sub-Advisory Agreement") with Acadian Asset Management, LLC ("Acadian"). Acadian is a majority owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Acadian Sub-Advisory Agreement prior to April 7, 2008, Acadian was entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by Acadian, computed and paid monthly at an annual rate of 0.45%.

Under the "fund of managers" structure, the Trust, on behalf of the Portfolios, and the Adviser entered into a sub-advisory agreement (the "Analytic Sub-Advisory Agreement") with Analytic Investors, LLC ("Analytic"). Analytic is a majority owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Analytic Sub-Advisory Agreement prior to April 7, 2008, Analytic was entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by Analytic, computed and paid monthly at an annual rate of 0.35%.

Under the "fund of managers" structure, the Trust, on behalf of the Portfolios, and the Adviser entered into a sub-advisory agreement (the "BHMS Sub-Advisory Agreement") with Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley"). Barrow Hanley is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the BHMS Sub-Advisory Agreement prior to April 7, 2008, Barrow Hanley was entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by Barrow Hanley, computed and paid monthly at an annual rate of 0.15% for the U.S. Intermediate Fixed Income mandate, 0.15% for the U.S. Core Fixed Income mandate, 0.35% for the U.S. Large Cap Value mandate, 0.45% for the U.S. Mid Cap Value mandate and 0.50% for the U.S. Small Cap Value mandate.

AS OF JUNE 30, 2008 (UNAUDITED)

Under the "fund of managers" structure, the Trust, on behalf of the Portfolios, and the Adviser entered into a sub-advisory agreement (the "Clay Finlay Sub-Advisory Agreement") with Clay Finlay LLC ("Clay Finlay"). Clay Finlay is a majority owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Clay Finlay Sub-Advisory Agreement prior to April 7, 2008, Clay Finlay was entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the managed by Clay Finlay, computed and paid monthly at an annual rate of 0.45% for the International Large Cap Equity mandate and 0.50% for the Emerging Markets Equity mandate.

Under the "fund of managers" structure, the Trust, on behalf of the Portfolios, and the Adviser entered into a sub-advisory agreement ("the Copper Rock Sub-Advisory Agreement") with Copper Rock Capital Partners, LLC ("Copper Rock"). OMUSH owns 60% of the limited liability company interests of Copper Rock. For the services provided and expenses incurred pursuant to the Copper Rock Sub-Advisory Agreement prior to April 7, 2008, Copper Rock was entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by Copper Rock, computed and paid monthly at an annual rate of 0.55%.

Under the "fund of managers" structure, the Trust, on behalf of the Portfolios, and the Adviser entered into a sub-advisory agreement (the "Dwight Sub-Advisory Agreement") with Dwight Asset Management Company LLC ("Dwight"). Dwight is a majority owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Dwight Sub-Advisory Agreement prior to April 7, 2008, Dwight was entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by Dwight, computed and paid monthly at an annual rate of 0.10% for the Cash Management mandate, 0.15% for the U.S. Intermediate Fixed Income mandate, 0.15% for the U.S. Core Fixed Income mandate and 0.25% for the U.S. High Yield Fixed Income mandate.

Under the "fund of managers" structure, the Trust, on behalf of the Portfolios, and the Adviser entered into a sub-advisory agreement, (the "Heitman Sub-Advisory Agreement") with Heitman Real Estate Securities LLC ("Heitman"). Heitman is a wholly owned subsidiary of Heitman LLC, which is owned 50% by Heitman senior executives and 50% by Old Mutual (HFL) Inc., a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Heitman Sub-Advisory Agreement prior to April 7, 2008, Heitman was entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of each Portfolio's average daily net assets so managed, computed and paid monthly at an annual rate of 0.40%.

Under the "fund of managers" structure, the Trust, on behalf of the Portfolios, and the Adviser entered into a sub-advisory agreement (the "LRC Sub-Advisory Agreement") with Liberty Ridge Capital, Inc. ("Liberty Ridge"). Liberty Ridge is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the LRC Sub-Advisory Agreement prior to April 7, 2008, Liberty Ridge was entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by Liberty Ridge, computed and paid monthly at an annual rate of 0.35% for the U.S. Large Cap Growth mandate, 0.35% for the U.S. Large Cap Blend mandate, 0.40% for the All Cap Blend mandate, 0.45% for the U.S. Mid Cap Equity mandate, 0.45% for the U.S. Mid Cap Growth mandate, 0.50% for the U.S. Small Cap Growth mandate and 0.50% for the U.S. Small Cap Blend mandate.

Under the "fund of managers" structure, the Trust, on behalf of the Portfolios, and the Adviser entered into a sub-advisory agreement (the "Provident Sub-Advisory Agreement") with Provident Investment Counsel, LLC ("Provident"). Provident is a majority owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Provident Sub-Advisory Agreement prior to April 7, 2008, Provident was entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by Provident, computed and paid monthly at an annual rate of 0.35% for the U.S. Large Cap Growth mandate and 0.45% for the U.S. Mid Cap Growth mandate.

Under the "fund of managers" structure, the Trust, on behalf of the Portfolios, and the Adviser entered into a sub-advisory agreement (the "Rogge Sub-Advisory Agreement") with Rogge Global Partners PLC ("Rogge"). Rogge is a majority owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Rogge Sub-Advisory Agreement prior to April 7, 2008, Rogge was entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by Rogge, computed and paid monthly at an annual rate of 0.25%.

Under the "fund of managers" structure, the Trust, on behalf of the Portfolios, and the Adviser entered into a sub-advisory agreement (the "THB Sub-Advisory Agreement") with Thomson Horstmann & Bryant, Inc. ("THB"). THB is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the THB Sub-Advisory Agreement prior to April 7, 2008, THB was entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by THB, computed and paid monthly at an annual rate of 0.60% for the Small Cap Value mandate and 0.50% for the Mid Cap Value mandate.

Under the "fund of managers" structure, the Trust, on behalf of the Portfolios, and the Adviser entered into a sub-advisory agreement (the "TS&W Sub-Advisory Agreement") with Thompson, Siegel & Walmsley, LLC ("TS&W"). TS&W is a majority owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the TS&W Sub-Advisory Agreement prior to April 7, 2008, TS&W was entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by TS&W, computed and paid monthly at an annual rate of 0.35% for the U.S. Large Cap Value mandate, 0.40% for the U.S. All Cap Value mandate, 0.45% for the U.S. Mid Cap Value mandate, 0.475% for the U.S. Small/Mid Cap Value mandate and 0.50% for the U.S. Small Cap Value mandate.

Administrative Services Agreement - The Trust and Old Mutual Fund Services (the "Administrator"), a wholly owned subsidiary of the Adviser, entered into an Administrative Services Agreement (the "Administrative Agreement"), pursuant to which the Administrator oversees the administration of the Trust's and each Portfolio's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, as follows:

                                                       Annual
      Average Daily Net Assets                        Fee Rate
------------------------------------------------------------------
$0 to $500 million                                     0.10%
> $500 million to $1 billion                           0.09%
> $1 billion up to $1.5 billion                        0.08%
> $1.5 billion                                         0.07%
------------------------------------------------------------------

The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Bank of New York Mellon (the "Sub-Administrator") serves as sub-administrator to the Trust. The Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. Pursuant to a sub-administration and accounting agreement (the "Sub-Administration Agreement") between the Administrator and the Sub-Administrator, the Administrator pays the Sub-Administrator as follows: annual rates, based on the combined average daily gross assets of the funds within the Trust, Old Mutual Funds II, Old Mutual Funds III and Old Mutual Insurance Series Fund (the "Old Mutual Complex"), of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion. With regards to the Portfolios, these fees apply only at the underlying fund level. In addition, the Administrator pays the Sub-Administrator the following annual fees: (1) $35,000 for each Portfolio; and (2) $3,000 per class in excess of three classes for each fund in the Old Mutual Complex. Certain minimum fees apply. The Sub-Administration Agreement provides that the Sub-Administrator will not be liable for any costs, damages, liabilities or claims incurred by the Sub-Administrator, except those arising out of the Sub-Administrator's or it's delegee's or agent's (if such delegee or agent is a subsidiary of the Sub-Administrator) negligence or wilful misconduct or the Sub-Administrator's failure to act in good faith. In no event shall the Sub-Administrator be liable to the Administrator or any third part for special, indirect or consequential damages.

Distributor - Old Mutual Investment Partners (the "Distributor"), a wholly owned subsidiary of the Adviser, and the Trust are parties to a distribution agreement (the "Distribution Agreement"), pursuant to which the Distributor serves as principal underwriter for the Trust's shares. The Distributor receives no compensation for servicing in such capacity, except as provided in separate Distribution and Service Plans.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not "interested persons" (as defined in the 1940 Act) and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days written notice by either party or upon assignment by the Distributor.

The Trust has adopted a Distribution Plan for Service Class Shares pursuant to Rule 12b-1 under the 1940 Act to enable the Service Class Shares of each Portfolio to directly and indirectly bear certain expenses relating to the distribution of such shares. The Distribution Plan is a compensation plan, which means that it compensates the Distributor or third-party broker-dealer or other financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plan for Service Class Shares, the Trust will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of the Service Class Shares, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of Service Class Shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of Service Class Shares, as set forth in the then current Prospectus or Statement of Additional Information with respect to Service Class Shares and interest and other financing costs. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time.

The Distributor will prepare and deliver written reports to the Board on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator, Adviser, or Sub-Advisers may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an "interested person" (as defined in the 1940 Act) of the Trust had a direct or indirect financial interest in the operation of the Distribution Plan or any related agreement.

AS OF JUNE 30, 2008 (UNAUDITED)


Of the distribution fees the Distributor received for the six-month period ended June 30, 2008, it retained the following:

                                                            Distribution Fees
                                                              Service Class
------------------------------------------------------------------------------
Old Mutual VA Asset Allocation Conservative Portfolio            $  192
Old Mutual VA Asset Allocation Balanced Portfolio                   187
Old Mutual VA Asset Allocation Moderate Growth Portfolio          1,842
------------------------------------------------------------------------------

Transfer Agent - DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Portfolios. From time to time, the Portfolios may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Portfolios to persons who beneficially own interests in the Portfolios.

Custodian - The Bank of New York Mellon serves as the custodian for the Portfolios.

Officers and Trustees of the Portfolios who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Portfolios.

4. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

The cost of securities purchased and the proceeds from securities sold and matured, other than short-term investments, for the Portfolios, for the six-month period ended June 30, 2008 were as follows:

                                                                  Purchases (000)*         Sales and Maturities (000)
                                                                 ------------------      ------------------------------
                                                                 U.S.                        U.S.
                                                                 Government   Other          Government       Other
-----------------------------------------------------------------------------------------------------------------------
Old Mutual VA Asset Allocation Conservative Portfolio               $162      $1,309           $193           $1,727
Old Mutual VA Asset Allocation Balanced Portfolio                     87       1,610             99            2,114
Old Mutual VA Asset Allocation Moderate Growth Portfolio             196       2,385            191            4,541
-----------------------------------------------------------------------------------------------------------------------

* Excludes all investment transactions related to the restructuring of the Portfolios from a "fund of managers" structure to a "fund of funds" structure as described in Note 1.

5. AFFILIATED FUND OF FUNDS TRANSACTIONS
--------------------------------------------------------------------------------

The Portfolios invest in certain mutual funds within the Old Mutual Complex, of which certain funds may be deemed to be under common control because they may share the same Board. A Portfolio's investment in any of the underlying funds may exceed 25% of the underlying fund's total assets. The financial statements for each of the underlying funds that are part of the Old Mutual Complex may be obtained at oldmutualfunds.com. A summary of the Portfolios' transactions in affiliated underlying funds during the six-month period ended June 30, 2008 follows:

Old Mutual VA Asset Allocation Conservative Portfolio

                                                                                Unrealized
                                                    Purchases     Proceeds     Appreciation      Value      Dividend   Net Realized
Underlying Fund                                      at Cost     from Sales   (Depreciation)   at 6/30/08    Income     Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Advantage Growth Fund                    $  369,357    $      -      $  4,081       $  373,438   $     -      $     -
Old Mutual Analytic US Long/Short Fund                  98,865           -        (3,507)          95,358         -            -
Old Mutual Barrow Hanley Core Bond Fund              1,422,924           -       (23,504)       1,399,420    11,313            -
Old Mutual Barrow Hanley Value Fund                    147,866           -       (11,584)         136,282     1,367            -
Old Mutual Dwight High Yield Fund                      385,753           -           293          386,046     8,016            -
Old Mutual Dwight Intermediate Fixed Income Fund     1,876,117     428,715       (15,517)       1,429,307    17,360       (2,578)
Old Mutual Focused Fund                                 93,084           -        (2,864)          90,220         -            -
Old Mutual International Bond Fund                     520,184       7,445       (21,214)         491,580     3,288           55
Old Mutual International Equity Fund                   355,884           -       (12,741)         343,143         -            -
Old Mutual Mid-Cap Fund                                 40,937           -        (2,618)          38,319         -            -
Old Mutual Provident Mid-Cap Growth Fund               134,276      17,016         4,622          121,415         -         (467)
Old Mutual TS&W Mid-Cap Value Fund                     396,985           -        13,218          410,203         -            -
------------------------------------------------------------------------------------------------------------------------------------
Totals                                              $5,842,232    $453,176      $(71,335)      $5,314,731   $41,344      $(2,990)
------------------------------------------------------------------------------------------------------------------------------------

Old Mutual VA Asset Allocation Balanced Portfolio

                                                                                Unrealized
                                                    Purchases     Proceeds     Appreciation      Value      Dividend   Net Realized
Underlying Fund                                      at Cost     from Sales   (Depreciation)   at 6/30/08    Income     Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Advantage Growth Fund                    $  547,688   $       -      $   6,052      $  553,740   $     -     $      -
Old Mutual Analytic US Long/Short Fund                 230,402       3,109         (8,061)        219,152         -          (80)
Old Mutual Barrow Hanley Core Bond Fund                797,645           -        (12,805)        784,840     6,399            -
Old Mutual Barrow Hanley Value Fund                    343,119           -        (27,866)        315,253     3,163            -
Old Mutual Clay Finlay Emerging Markets Fund           232,588       9,326         (5,845)        217,515         -           98
Old Mutual Developing Growth Fund                      143,137       3,109           (652)        139,260         -         (116)
Old Mutual Discover Value Fund                         230,200       2,073        (12,002)        216,038         -          (87)
Old Mutual Dwight High Yield Fund                      215,593           -            164         215,757     4,480            -
Old Mutual Dwight Intermediate Fixed Income Fund       970,569     317,617         (6,985)        643,685     8,578       (2,282)
Old Mutual Focused Fund                                205,902       4,145         (7,566)        194,020         -         (171)
Old Mutual Heitman REIT Fund                            53,969           -         (5,619)         48,350       247            -
Old Mutual International Bond Fund                     309,830       4,663        (12,626)        292,575     1,937           34
Old Mutual International Equity Fund                   654,503       3,627        (23,300)        627,504         -          (72)
Old Mutual Mid-Cap Fund                                102,206       4,145         (6,260)         91,644         -         (157)
Old Mutual Provident Mid-Cap Growth Fund               155,413           -          6,150         161,563         -            -
Old Mutual TS&W Mid-Cap Value Fund                     447,055           -         14,885         461,940         -            -
------------------------------------------------------------------------------------------------------------------------------------
Totals                                              $5,639,819   $ 351,814      $(102,336)     $5,182,836   $24,804     $ (2,833)
------------------------------------------------------------------------------------------------------------------------------------

Old Mutual VA Asset Allocation Moderate Growth Portfolio

                                                                                Unrealized
                                                    Purchases     Proceeds     Appreciation      Value      Dividend   Net Realized
Underlying Fund                                      at Cost     from Sales   (Depreciation)   at 6/30/08    Income     Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Advantage Growth Fund                    $  976,234   $   91,368     $   9,758      $  892,875   $     -     $ (1,749)
Old Mutual Analytic US Long/Short Fund                 502,576      127,915       (16,877)        354,487         -       (3,297)
Old Mutual Barrow Hanley Core Bond Fund                497,271            -       (10,668)        486,603     4,717            -
Old Mutual Barrow Hanley Value Fund                    571,802       73,094       (40,870)        455,643     4,572       (2,195)
Old Mutual Clay Finlay Emerging Markets Fund           293,989      127,915        (4,381)        163,034         -        1,341
Old Mutual Developing Growth Fund                      322,553       91,368        (1,061)        226,719         -       (3,405)
Old Mutual Discover Value Fund                         330,057            -       (17,371)        312,686         -            -
Old Mutual Dwight Intermediate Fixed Income Fund       834,992      598,208        (2,542)        234,094     3,263         (148)
Old Mutual Focused Fund                                228,028            -        (7,015)        221,013         -            -
Old Mutual Heitman REIT Fund                           289,162       73,094       (22,139)        190,498       974       (3,431)
Old Mutual International Bond Fund                     252,060      127,915        (5,173)        119,911       868          939
Old Mutual International Equity Fund                 1,252,174      201,009       (37,490)      1,009,671         -       (4,004)
Old Mutual Mid-Cap Fund                                145,002       36,547        (6,847)        100,227         -       (1,381)
Old Mutual Provident Mid-Cap Growth Fund               285,835      109,642         6,853         180,034         -       (3,012)
Old Mutual TS&W Mid-Cap Value Fund                     860,077      369,283        16,521         512,716         -        5,401
------------------------------------------------------------------------------------------------------------------------------------
Totals                                              $7,641,812   $2,027,358     $(139,302)     $5,460,211   $14,394     $(14,941)
------------------------------------------------------------------------------------------------------------------------------------

6. FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

The Portfolios adopted the provisions of Financial Accounting Standards Board
(FASB) Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Portfolio's tax returns to determine whether these positions meet a "more-likely-than-not" standard that based on the technical

NOTES TO FINANCIAL STATEMENTS - concluded
AS OF JUNE 30, 2008 (UNAUDITED)

merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.

FIN 48 requires management of the Portfolios to analyze all open tax years, fiscal years 2004-2007 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-month period ended June 30, 2008, the Portfolios did not have a liability for any unrecognized tax benefits. The Portfolios have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2007, primary attributable to reclassification of capital gain distributions on Real Estate Investment Trust Securities and foreign currency translation were reclassified to the following accounts.

                                                                        Decrease                     Increase
                                                                    Undistributed Net             Accumulated Net
                                                                 Investment Income (000)     Realized Gain/(Loss) (000)
-------------------------------------------------------------------------------------------------------------------------
Old Mutual VA Asset Allocation Conservative Portfolio                     $(53)                         $53
Old Mutual VA Asset Allocation Balanced Portfolio                          (32)                          32
Old Mutual VA Asset Allocation Moderate Growth Portfolio                    (9)                           9
-------------------------------------------------------------------------------------------------------------------------

The tax character of dividends and distributions declared during the year ended December 31, 2007 were as follows:


                                                                  Ordinary
                                                                 Income (000)
--------------------------------------------------------------------------------
Old Mutual VA Asset Allocation Conservative Portfolio               $125
Old Mutual VA Asset Allocation Balanced Portfolio                    111
Old Mutual VA Asset Allocation Moderate Growth Portfolio             119
--------------------------------------------------------------------------------

As of December 31, 2007, the components of Distributable Earnings/(Accumulated Losses) were as follows:

                                                           Undistributed   Undistributed        Unrealized
                                                             Ordinary        Long-Term         Appreciation/     Post October Total
                                                           Income (000)  Capital Gain (000) (Depreciation) (000) Losses (000) (000)
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual VA Asset Allocation Conservative Portfolio          $10              $-                  $219             $ (6)    $223
Old Mutual VA Asset Allocation Balanced Portfolio               15               2                   298               (4)     311
Old Mutual VA Asset Allocation Moderate Growth Portfolio         2               -                   317              (12)     307
------------------------------------------------------------------------------------------------------------------------------------

Post-October losses represent losses realized on investment transactions from November 1, 2007 through December 31, 2007 that in accordance with federal income tax regulations the Portfolios may elect to defer and treat as having arisen in the following fiscal year.

Amounts designated as "-" are either $0 or have been rounded to $0.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation of investments held by each Portfolio at June 30, 2008 were as follows:

                                                                     Federal       Unrealized       Unrealized      Net Unrealized
                                                                     Tax Cost     Appreciation     Depreciation     Depreciation
                                                                      (000)          (000)            (000)             (000)
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual VA Asset Allocation Conservative Portfolio                 $5,442          $24             $ (95)            $ (71)
Old Mutual VA Asset Allocation Balanced Portfolio                      5,357           28              (130)             (102)
Old Mutual VA Asset Allocation Moderate Growth Portfolio               5,659           34              (173)             (139)
------------------------------------------------------------------------------------------------------------------------------------

7. FOREIGN HOLDINGS RISK
--------------------------------------------------------------------------------

Prior to April 7, 2008, each Portfolio may have invested directly in foreign securities and under the "fund of fund" structure, certain underlying funds may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

8. INTERFUND LENDING
--------------------------------------------------------------------------------

Pursuant to resolutions adopted by the Boards of Trustees of each of the Trust, Old Mutual Funds II and Old Mutual Insurance Series Fund (together, the "Trusts"), on behalf of certain series portfolios of the Trusts (for purposes of this Note 7, the "OM Funds"), each of the OM Funds may lend an amount up to its prospectus-defined limitations to other OM Funds. All such lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the OM Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points). None of the OM Funds may borrow more than 10% of their net assets.

The Portfolios had no outstanding borrowings or loans related to interfund lending at any time during the six-month period ended June 30, 2008.

9. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

In March 2008, the FASB issued Statement of Financial Accounting Standards
(SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities". SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about a Portfolio's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 may have on the Portfolio's financial statement disclosures.

PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 888.772.2888 toll-free; (ii) on the Trust's website at oldmutualfunds.com; and (iii) on the SEC's website at http://www.sec.gov.

Information about how the Portfolios voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008 will be available on the Trust's website at oldmutualfunds.com and on the SEC's website at http://www.sec.gov.

Portfolio Holdings

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330 toll-free.

PORTFOLIO EXPENSES EXAMPLE (Unaudited)

Six Month Hypothetical Expense Example - June 30, 2008

Example. As a shareholder of a Portfolio you may pay two types of fees: transaction fees and fund-related fees. Transaction fees may include transaction costs. Portfolio-related fees may include ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2008.

Actual Expenses. The first line for each share class in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. The Example does not include portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each share class under the heading entitled "Expenses Paid During Six Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line for each share class in the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs nor do they reflect any additional charges that may be imposed under variable annuity contracts or variable life insurance policies. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                           Annualized     Expenses
                                                                                                            Expense         Paid
                                                                                Beginning     Ending       Ratios For      During
                                                                                 Account      Account       the Six         Six
                                                                                  Value        Value         Month          Month
                                                                                 1/1/08       6/30/08       Period         Period*
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual VA Asset Allocation Conservative Portfolio - Initial Class

   Actual Fund Return                                                           $1,000.00    $  983.70       0.64%         $3.16
   Hypothetical 5% Return                                                        1,000.00     1,021.68       0.64           3.22
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual VA Asset Allocation Conservative Portfolio - Service Class

   Actual Fund Return                                                            1,000.00       982.70       0.89           4.39
   Hypothetical 5% Return                                                        1,000.00     1,024.82       0.89           4.48
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual VA Asset Allocation Balanced Portfolio - Initial Class

   Actual Fund Return                                                            1,000.00       939.70       0.62           2.99
   Hypothetical 5% Return                                                        1,000.00     1,021.78       0.62           3.12
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual VA Asset Allocation Balanced Portfolio - Service Class

   Actual Fund Return                                                            1,000.00       938.50       0.86           4.15
   Hypothetical 5% Return                                                        1,000.00     1,024.82       0.86           4.33
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual VA Asset Allocation Moderate Growth Portfolio - Initial Class

   Actual Fund Return                                                            1,000.00       919.00       0.59           2.82
   Hypothetical 5% Return                                                        1,000.00     1,021.93       0.59           2.97
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual VA Asset Allocation Moderate Growth Portfolio - Service Class

   Actual Fund Return                                                            1,000.00       917.80       1.08           5.15
   Hypothetical 5% Return                                                        1,000.00     1,024.81       1.08           5.44
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the one-half year period).

FOR MORE INFORMATION

For investors who want more information about the Old Mutual Funds I-VA Portfolios, please contact us at:

     | By Telephone:
     |
     | 888.772.2888
     |
     | By Mail:
     |
     | Old Mutual Funds I - VA Portfolios
     | P.O. Box 219534
     | Kansas City, Missouri 64121-9534
     |
     | Via the Internet:
     |
     | oldmutualfunds.com

This semi-annual report is intended for the information of Old Mutual Funds I-VA Portfolio shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of the Old Mutual Funds I-VA Portfolios, by visiting oldmutualfunds.com or by calling 888.772.2888. Please read the prospectus carefully before investing.










                                                               [OLD MUTUAL LOGO]

Funds distributed by Old Mutual Investment Partners

R-08-344 08/2008

Item 2.       Code of Ethics.

              Not applicable to semiannual reports.


Item 3.       Audit Committee Financial Expert.

              Not applicable to semiannual reports.

Item 4.       Principal Accountant Fees and Services.

              Not applicable to semiannual reports.

Item 5.       Audit Committee of Listed Registrants.

              Not applicable.

Item 6.       Schedule of Investments.

              SCHEDULE I - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS is included as part of the reports to shareholders filed under Item 1 of this report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

              Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

              Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

              Not applicable.

Item 10.      Submission of Matters to a Vote of Security Holders.

              No material changes have been made to the procedures by which shareholders may recommend nominees to the board, where those changes were implemented after Old Mutual Funds I (the "registrant") last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item 10.

Item 11.      Controls and Procedures.

              (a) Based on an evaluation of the Disclosure Controls and Procedures of the registrant as of a date within 90 days of the filing date of this report, the registrant's PEO and PFO, or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant's management, including the registrant's PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

              (b) During the quarter ended June 30, 2008, there has been no change in the registrant's internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.     Exhibits.

              (a)(1) Not applicable to semiannual reports.

              (a)(2) Attached hereto as Exhibit EX-99.CERT.

              (a)(3) Not applicable.

              (b) Attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



OLD MUTUAL FUNDS I

By:        /s/ Julian F. Sluyters
           --------------------------------------------------
           Julian F. Sluyters, President

Date:      August 8, 2008



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:        /s/ Julian F. Sluyters
           ---------------------------------------------------
           Julian F. Sluyters, Principal Executive Officer

Date:      August 8, 2008




By:        /s/ Robert T. Kelly
           ---------------------------------------------------
           Robert T. Kelly, Principal Financial Officer

Date:      August 8, 2008